SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On October 25, 2016, our Board declared a distribution of $0.5775 per unit in respect of the quarter ended September 30, 2016. This cash distribution was paid in November 2016 on total units of 65,391,808.

On November 21, 2016, we awarded 99,000 options to purchase Partnership common units to Directors and Management of the Partnership under the GMLP LTIP. The issued options have an exercise price of $20.55 per unit, representing the closing price of the common units on November 17, 2016. The exercise price will be adjusted for each time the Partnership pays distributions. One third of the recipients’ allotted options will vest on November 18, 2017, the second third will vest one year later and the final third will vest on November 18, 2019. The option period is five years.

Exchange of Incentive Distribution Rights

On October 19, 2016 (the “IDR Exchange Closing Date”), pursuant to the terms of an Exchange Agreement (the “Exchange Agreement”), dated as of October 13, 2016, by and between the Partnership, Golar and Golar GP LLC (our “General Partner”), Golar and our General Partner exchanged all of their incentive distribution rights in the Partnership (“Old IDRs”) for (i) the issuance by us on the IDR Exchange Closing Date of a new class of incentive distribution rights in the Partnership (“New IDRs”) and an aggregate of 2,994,364 additional common units representing limited partner interests in the Partnership and an aggregate of 61,109 additional units representing general partner interests in the Partnership (“General Partner Units”) and (ii) the issuance in the future of an aggregate of up to 748,592 additional common units and up to 15,278 additional General Partner Units (collectively, the “Earn-Out Units”) that may be issued subject to certain conditions described below. Immediately prior to the execution of the Exchange Agreement, Golar Energy Limited, a subsidiary of Golar, sold its Old IDRs to Golar in exchange for the cancellation of certain intercompany indebtedness.

On the IDR Exchange Closing Date (i) the Old IDRs were exchanged by Golar and the General Partner and cancelled by us, (ii) 81% and 19% of the New IDRs were issued to the General Partner and Golar, respectively, (iii) 2,425,435 and 568,929 additional common units were issued to the General Partner and Golar, respectively, and (iv) 61,109 General Partner Units were issued to the General Partner.
We will issue 50% of the Earn-Out Units if we pay a distribution of available cash from operating surplus pursuant to the terms of the Revised Partnership Agreement (as defined below), on each of the outstanding common units equal to or greater than $0.5775 per common unit in respect of each of the quarterly periods ended December 31, 2016, March 31, 2017, June 30, 2017 and September 30, 2017. We will issue the remaining 50% of the Earn-Out Units if we have issued the first 50% of the Earn-Out Units and we pay a distribution of available cash from operating surplus pursuant to the terms of the Partnership Agreement on each of the outstanding common units equal to or greater than $0.5775 per common unit in respect of each of the quarterly periods ended December 31, 2017, March 31, 2018, June 30, 2018 and September 30, 2018.
The terms of the New IDRs are effective with respect to the distribution for the quarter ended December 31, 2016. The New IDRs provide for distribution “splits” between the IDR holders and the holders of common units equal to those applicable to the Old IDRs, which have been cancelled. However, the New IDRs provide for higher target quarterly distribution levels: the new minimum quarterly distribution is $0.5775 per common unit; the new first target quarterly distribution amount is $0.6641 per common unit; the new second target quarterly distribution amount is $0.7219 per common unit; and the new third target quarterly distribution amount is $0.8663 per common unit.